UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22884

                     The Gabelli Global Small and Mid Cap Value Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                      Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                        Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Small and Mid Cap Value Trust

Semiannual Report — June 30, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2016, the net asset value (“NAV”) total return of The Gabelli Global Small and Mid Cap Value Trust (the “Fund”) was 1.2%, compared with a total return of 1.7% for the Morgan Stanley Capital International (“MSCI”) World SMID Cap Index. The total return for the Fund’s publicly traded shares was 0.3%. The Fund’s NAV per share was $12.34, while the price of the publicly traded shares closed at $10.43 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2016.

Comparative Results

Average Annual Returns through June 30, 2016 (a) (Unaudited)			Since
	Year to Date	1 Year	Inception (06/23/14)
Gabelli Global Small and Mid Cap Value Trust
NAV Total Return (b)	1.15%	0.00%	1.39%
Investment Total Return (c)	0.29	(2.07)	(6.69)
MSCI World SMID Cap Index	1.67	(3.50)	(0.88	)(d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The MSCI World SMID Cap Index captures mid and small cap representation across 23 developed markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns reflect changes in the NAV per share. Since inception return is based on an initial NAV of $12.00.
(c)	Total returns reflect changes in closing market values on the NYSE. Since inception return is based on an initial offering price of $12.00.
(d)	From June 30, 2014, the date closest to the Fund’s inception for which data is available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2016:

The Gabelli Global Small and Mid Cap Value Trust

U.S. Government Obligations	27.8%
Food and Beverage	14.4%
Health Care	6.7%
Financial Services	5.3%
Retail	3.3%
Specialty Chemicals	3.3%
Energy and Utilities: Natural Gas	3.3%
Consumer Products	3.1%
Cable and Satellite	2.9%
Business Services	2.8%
Energy and Utilities: Integrated	2.7%
Entertainment	2.3%
Automotive: Parts and Accessories	1.9%
Diversified Industrial	1.9%
Machinery	1.8%
Computer Software and Services	1.8%
Wireless Communications	1.8%
Aerospace	1.7%
Hotels and Gaming	1.4%
Electronics	1.4%

Equipment and Supplies	1.3%
Telecommunications	1.2%
Energy and Utilities: Water	0.8%
Aviation: Parts and Services	0.8%
Automotive	0.8%
Publishing	0.6%
Energy and Utilities: Electric	0.6%
Environmental Services	0.6%
Broadcasting	0.5%
Transportation	0.3%
Consumer Services	0.2%
Health Care Providers and Services	0.2%
Real Estate	0.1%
Manufactured Housing and Recreational Vehicles	0.1%
Closed-End Business Development Company	0.1%
Metals and Mining	0.1%
Computer Hardware	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 8, 2016, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 71.7%
	Aerospace — 1.7%
10,000	Aerojet Rocketdyne Holdings Inc.†	$169,046	$182,800
113,000	BBA Aviation plc	360,372	332,154
16,500	Kaman Corp.	671,165	701,580
3,000	Meggitt plc	24,534	16,211
100,000	Rolls-Royce Holdings plc	883,455	947,189
7,100,000	Rolls-Royce Holdings plc, Cl. C†	10,318	9,452

		2,118,890	2,189,386

	Automotive — 0.8%
5,000	Ferrari NV	213,055	204,650
67,000	Navistar International Corp.†	1,303,078	783,230

		1,516,133	987,880

	Automotive: Parts and Accessories — 1.9%
10,000	Brembo SpA	350,147	548,330
82,000	Dana Holding Corp.	1,454,530	865,920
50,000	Federal-Mogul Holdings Corp.†	526,198	415,500
13,000	Modine Manufacturing Co.†	173,052	114,400
8,700	Visteon Corp.	883,878	572,547

		3,387,805	2,516,697

	Aviation: Parts and Services — 0.8%
12,900	B/E Aerospace Inc.	648,317	595,657
1,000	Curtiss-Wright Corp.	69,929	84,250
10,500	KLX Inc.†	380,826	325,500

		1,099,072	1,005,407

	Broadcasting — 0.5%
9,000	Beasley Broadcast Group Inc., Cl. A	52,899	37,890
8,000	Discovery Communications Inc., Cl. A†	213,278	201,840
6,000	Entravision Communications Corp., Cl. A	28,083	40,320
35,000	ITV plc	104,243	83,729
5,000	Liberty Braves Group, Cl. C†	73,419	73,300
500	Liberty Broadband Corp., Cl. A†	25,308	29,700
1,603	Liberty Broadband Corp., Cl. C†	77,452	96,180
43,000	Sirius XM Canada Holdings Inc.	151,570	152,103

		726,252	715,062

	Business Services — 2.8%
3,000	Aggreko plc	46,756	51,040
3,000	Aramark	78,477	100,260
6,000	Ascent Capital Group Inc., Cl. A†	207,167	92,340
3,000	Core-Mark Holding Co. Inc.	93,316	140,580
23,000	Diebold Inc.	738,156	571,090
15,000	Fly Leasing Ltd., ADR	211,542	148,950
23,000	Havas SA	187,664	178,007
1,363	Iron Mountain Inc.	50,265	53,723
20,714	JC Decaux SA	739,835	698,474

Shares		Cost	Market Value
13,000	Loomis AB, Cl. B	$385,730	$316,061
9,100	Macquarie Infrastructure Corp.	559,954	673,855
4,000	Ströeer SE & Co KGaA	86,799	183,087
4,000	The Brink’s Co.	88,005	113,960
12,000	The Interpublic Group of Companies Inc.	227,975	277,200

		3,701,641	3,598,627

	Cable and Satellite — 2.9%
5,000	Altice NV, Cl. B†	82,258	75,047
2,000	AMC Networks Inc., Cl. A†	122,828	120,840
650	Cable One Inc.	172,074	332,417
3,000	Cogeco Communications Inc.	158,694	157,436
17,750	Liberty Global plc, Cl. A†	441,849	515,815
46,098	Liberty Global plc, Cl. C†	1,173,757	1,320,708
6,663	Liberty Global plc LiLAC, Cl. A†	203,969	214,959
17,751	Liberty Global plc LiLAC, Cl. C†	554,074	576,743
33,000	Sky plc	497,961	372,539
7,000	Videocon d2h Ltd., ADR†	63,968	59,360

		3,471,432	3,745,864

	Closed-End Business Development Company — 0.1%
13,000	MVC Capital Inc.	162,180	104,520

	Computer Hardware — 0.1%
3,000	Brocade Communications Systems Inc.	25,440	27,540
1,000	Wincor Nixdorf AG†	57,961	57,996

		83,401	85,536

	Computer Software and Services — 1.8%
16,000	Blucora Inc.†	177,088	165,760
14,000	Carbonite Inc.†	164,377	136,220
920	comScore Inc.†	42,721	21,970
16,000	Demandware Inc.†	1,197,187	1,198,400
10,000	EarthLink Holdings Corp.	35,370	64,000
7,000	EMC Corp.	197,186	190,190
38,000	Global Sources Ltd.†	274,164	348,460
20,000	Internap Corp.†	88,508	41,200
3,000	InterXion Holding NV†	81,282	110,640
2,600	Rocket Internet SE†	66,012	50,407

		2,323,895	2,327,247

	Consumer Products — 3.1%
1,200	Church & Dwight Co. Inc.	80,954	123,468
4,000	Coty Inc., Cl. A	66,714	103,960
200	dorma+kaba Holding AG, Cl. B	98,379	139,171
11,500	Edgewell Personal Care Co.†	1,005,805	970,715
6,400	Energizer Holdings Inc.	216,149	329,536
19,600	Hunter Douglas NV	822,305	926,601
300	L’Oreal SA	48,139	57,263
24,000	Marine Products Corp.	163,550	203,040
100,000	Pacific Brands Ltd.	88,442	78,727
1,500	Salvatore Ferragamo SpA	29,710	30,380

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
11,000	Scandinavian Tobacco Group A/S	$166,510	$179,724
6,000	Shiseido Co. Ltd.	108,513	153,217
21,000	Swedish Match AB	700,356	726,004

		3,595,526	4,021,806

	Consumer Services — 0.2%
3,000	Allegion plc	178,596	208,290
6,000	Ashtead Group plc	81,014	84,987

		259,610	293,277

	Diversified Industrial — 1.9%
14,200	Ampco-Pittsburgh Corp.	256,072	160,602
1,500	Crane Co.	104,720	85,080
10,000	Griffon Corp.	123,364	168,600
2,500	Haynes International Inc.	103,794	80,200
22,000	Myers Industries Inc.	355,835	316,800
5,500	Raven Industries Inc.	108,907	104,170
5,000	Smiths Group plc	95,104	76,747
4,700	Sulzer AG	486,140	406,226
36,000	Toray Industries Inc.	288,924	303,088
11,000	Tyco International plc	376,529	468,600
7,000	Wartsila OYJ Abp	341,905	283,931

		2,641,294	2,454,044

	Electronics — 1.4%
3,000	Agilent Technologies Inc.	110,491	133,080
7,000	Datalogic SpA	81,862	112,407
1,000	Dolby Laboratories Inc., Cl. A	34,320	47,850
44,000	Sony Corp., ADR	1,150,605	1,291,400
10,000	Sparton Corp.†	240,873	217,700

		1,618,151	1,802,437

	Energy and Utilities: Electric — 0.6%
31,200	Algonquin Power & Utilities Corp.	241,059	287,138
5,500	El Paso Electric Co.	212,397	259,985
7,500	Fortis Inc.	222,079	253,512

		675,535	800,635

	Energy and Utilities: Integrated — 2.7%
14,000	Hawaiian Electric Industries Inc.	449,501	459,060
85,000	Hera SpA	242,353	231,861
100,000	TECO Energy Inc.	2,779,208	2,764,000

		3,471,062	3,454,921

	Energy and Utilities: Natural Gas — 3.3%
300	AGL Resources Inc.	18,072	19,791
100,000	Columbia Pipeline Group Inc.	2,547,950	2,549,000
7,600	National Fuel Gas Co.	436,490	432,288
35,000	Questar Corp.	874,602	887,950
1,200	Southwest Gas Corp.	62,843	94,452
22,000	Weatherford International plc†	151,073	122,100

Shares		Cost	Market Value
18,500	Whiting Petroleum Corp.†	$259,282	$171,310

		4,350,312	4,276,891

	Energy and Utilities: Water — 0.8%
60,600	Beijing Enterprises Water Group Ltd.	40,697	36,400
1,400	Consolidated Water Co. Ltd.	16,458	18,284
13,000	Mueller Water Products Inc., Cl. A	106,575	148,460
27,500	Severn Trent plc	892,292	891,443

		1,056,022	1,094,587

	Entertainment — 2.3%
60,000	DreamWorks Animation SKG Inc., Cl. A†	2,392,600	2,452,200
1,600	Manchester United plc, Cl. A	26,721	25,488
1,400	The Madison Square Garden Co, Cl. A†	196,758	241,514
13,000	Vivendi SA	315,907	243,813

		2,931,986	2,963,015

	Environmental Services — 0.6%
6,000	Tomra Systems ASA	48,111	63,630
9,315	Waste Connections Inc.	498,678	671,146

		546,789	734,776

	Equipment and Supplies — 1.3%
1,200	A.O. Smith Corp.	80,278	105,732
3,700	Graco Inc.	267,373	292,263
19,000	Interpump Group SpA	263,313	296,460
30,000	Mueller Industries Inc.	875,448	956,400

		1,486,412	1,650,855

	Financial Services — 5.0%
350	Alleghany Corp.†	148,676	192,353
580	Biglari Holdings Inc.†	215,738	233,937
1,250	Credit Acceptance Corp.†	169,635	231,350
10,000	FCB Financial Holdings Inc., Cl. A†	325,027	340,000
27,699	Fifth Street Finance Corp.	177,991	134,339
30,000	FinecoBank Banca Fineco SpA	206,087	194,762
32,000	Flushing Financial Corp.	625,280	636,160
89,800	GAM Holding AG	1,404,787	951,797
1,000	Groupe Bruxelles Lambert SA	82,544	81,523
37,000	H&R Block Inc.	909,240	851,000
40,500	Kinnevik AB, Cl. A	1,398,577	1,045,924
55,500	Kinnevik AB, Cl. B	1,930,999	1,311,948
64,000	Resona Holdings Inc.	314,077	230,552

		7,908,658	6,435,645

	Food and Beverage — 14.4%
8,000	Britvic plc	88,350	62,303
280	Chocoladefabriken Lindt & Sprungli AG	1,410,500	1,663,082

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
45,000	Chr. Hansen Holding A/S	$1,867,005	$2,940,264
6,000	Coca-Cola Amatil Ltd.	50,599	36,828
3,000	Coca-Cola HBC AG	67,427	60,306
80,000	Cott Corp.	611,340	1,116,800
147,000	Davide Campari-Milano SpA	1,115,792	1,448,629
3,000	Dean Foods Co.	51,759	54,270
1,000	Diageo plc, ADR	107,611	112,880
25,000	Greencore Group plc	122,723	102,340
1,000	Heineken Holding NV	68,070	81,190
4,500	International Flavors & Fragrances Inc.	462,905	567,315
37,000	ITO EN Ltd.	901,496	1,417,082
600	J & J Snack Foods Corp.	56,239	71,562
11,500	Kerry Group plc, Cl. A	841,210	1,021,868
41,200	Kikkoman Corp.	884,859	1,496,151
132,000	Maple Leaf Foods Inc.	2,387,607	2,818,902
13,000	Massimo Zanetti Beverage Group SpA	136,611	105,893
135,000	Parmalat SpA	378,457	350,871
11,000	Post Holdings Inc.†	444,294	909,590
550,000	Premier Foods plc†	371,479	302,029
1,400	Remy Cointreau SA	118,654	120,362
1,500	SABMiller plc	83,741	87,264
2,000	Snyder’s-Lance Inc.	55,710	67,780
1,800	Symrise AG	97,498	122,151
400	The J.M. Smucker Co.	42,329	60,964
9,000	Treasury Wine Estates Ltd.	47,872	61,954
1,000	TreeHouse Foods Inc.†	82,695	102,650
35,000	Tsingtao Brewery Co. Ltd., Cl. H	241,455	121,131
215,000	Vitasoy International Holdings Ltd.	279,434	390,199
17,000	Yakult Honsha Co. Ltd.	876,864	869,220

		14,352,585	18,743,830

	Health Care — 6.7%
70,000	AdCare Health Systems Inc.	296,277	128,800
4,000	Adeptus Health Inc., Cl. A†	198,760	206,640
6,000	Akorn Inc.†	202,221	170,910
26,000	Alere Inc.†	1,207,932	1,083,680
3,000	Amsurg Corp.†	212,616	232,620
388	Becton, Dickinson and Co.	55,092	65,801
70,000	BioScrip Inc.†	311,355	178,500
14,000	BioTelemetry Inc.†	167,179	228,200
8,000	Cardiovascular Systems Inc.†	170,146	147,000
20,000	Celator Pharmaceuticals Inc.†	599,100	603,600
3,500	Centene Corp.†	211,901	249,795
2,000	Charles River Laboratories International Inc.†	145,907	164,880
2,000	Chemed Corp.	259,710	272,620
15,000	Depomed Inc.†	265,640	294,300
6,000	Diplomat Pharmacy Inc.†	166,431	210,000

Shares		Cost	Market Value
1,700	Draegerwerk AG & Co. KGaA	$132,267	$94,329
43,500	Endo International plc†	1,081,690	678,165
4,000	Gerresheimer AG	276,280	306,248
1,500	HeartWare International Inc.†	86,318	86,625
1,500	ICU Medical Inc.†	111,348	169,125
35,000	InfuSystems Holdings Inc.†	102,096	91,000
10,000	Innate Pharma SA†	118,971	115,858
6,000	Integer Holdings Corp†	215,461	185,580
5,000	iRadimed Corp.†	75,594	108,800
15,000	Kindred Healthcare Inc.	182,081	169,350
1,000	Laboratory Corp. of America Holdings†	115,825	130,270
40,000	Lantheus Holdings Inc.†	125,156	146,800
4,000	Mallinckrodt plc†	275,188	243,120
2,000	Medivation Inc.†	119,294	120,600
4,000	Medivir AB, Cl. B†	81,088	26,121
5,000	Myriad Genetics Inc.†	174,995	153,000
20,000	NeoGenomics Inc.†	64,262	160,800
5,000	Orthofix International NV†	173,722	212,000
1,500	Patterson Companies Inc.	68,078	71,835
7,000	Quality Systems Inc.	113,173	83,370
5,000	Rhoen Klinikum AG	164,017	146,099
9,202	SurModics Inc.†	182,887	216,063
4,000	Team Health Holdings Inc.†	170,388	162,680
4,000	Tenet Healthcare Corp.†	144,768	110,560
1,250	The Cooper Companies Inc.	169,856	214,463
4,500	Trinity Biotech plc, ADR†	84,818	51,030
2,500	VCA Inc.†	130,050	169,025
1,000	Zoetis Inc.	35,770	47,460

		9,245,708	8,707,722

	Hotels and Gaming — 1.4%
1,819	International Game Technology plc	34,470	34,088
856,250	Mandarin Oriental International Ltd.	1,509,834	1,160,219
8,000	Ryman Hospitality Properties Inc.	402,778	405,200
225,000	The Hongkong & Shanghai Hotels Ltd.	317,315	227,955

		2,264,397	1,827,462

	Machinery — 1.8%
3,300	Astec Industries Inc.	121,033	185,295
300	Bucher Industries AG	78,593	70,015
115,000	CNH Industrial NV	883,841	822,250
100,000	CNH Industrial NV	737,797	719,121
13,000	Xylem Inc.	482,286	580,450

		2,303,550	2,377,131

	Manufactured Housing and Recreational Vehicles — 0.1%
2,000	Cavco Industries Inc.†	147,003	187,400

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining — 0.1%
10,000	Alcoa Inc.	$71,000	$92,700

	Publishing — 0.6%
1,250	Graham Holdings Co., Cl. B	549,538	611,925
2,000	Meredith Corp.	92,074	103,820
6,000	News Corp., Cl. B	99,320	70,020
3,623	The E.W. Scripps Co., Cl. A†	55,492	57,388

		796,424	843,153

	Real Estate — 0.1%
3,000	Forest City Realty Trust Inc., Cl. A	60,048	66,930
4,000	Griffin Industrial Realty Inc.	107,881	122,600

		167,929	189,530

	Retail — 3.3%
6,800	AutoNation Inc.†	331,184	319,464
22,000	Avis Budget Group Inc.†	537,962	709,060
9,000	CST Brands Inc.	312,909	387,720
1,500	FTD Companies Inc.†	42,876	37,440
2,900	Groupe Fnac†	132,933	156,505
155,000	Hertz Global Holdings Inc.†	1,997,676	1,715,850
3,000	Kohl’s Corp.	158,548	113,760
7,000	Macy’s Inc.	223,838	235,270
1,200	Murphy USA Inc.†	58,913	88,992
500	Outerwall Inc.	29,985	21,000
4,000	Penske Automotive Group Inc.	150,947	125,840
2,000	Sally Beauty Holdings Inc.†	52,415	58,820
5,000	United Natural Foods Inc.†	189,258	234,000
3,000	Whole Foods Market Inc.	93,759	96,060

		4,313,203	4,299,781

	Specialty Chemicals — 3.3%
6,200	Ashland Inc.	628,704	711,574
44,500	Chemtura Corp.†	1,080,990	1,173,910
7,000	H.B. Fuller Co.	290,212	307,930
18,000	Huntsman Corp.	357,980	242,100
20,000	Platform Specialty Products Corp.†	186,225	177,600
2,000	Sensient Technologies Corp.	114,866	142,080
8,000	SGL Carbon SE†	114,488	87,271
13,000	The Valspar Corp.	1,360,110	1,404,390

		4,133,575	4,246,855

	Telecommunications — 1.2%
42,000	Communications Systems Inc.	284,340	292,740
16,000	Gogo Inc.†	227,349	134,240
6,000	Harris Corp.	476,034	500,640
6,000	Hellenic Telecommunications Organization SA, ADR	41,840	27,720
5,500	Loral Space & Communications Inc.†	242,360	193,985
100,000	Pharol SGPS SA	34,665	11,541

Shares		Cost	Market Value
33,000	Telekom Austria AG	$210,582	$191,166
6,000	Vodafone Group plc, ADR	201,548	185,340

		1,718,718	1,537,372

	Transportation — 0.3%
8,000	GATX Corp	414,364	351,760

	Wireless Communications — 1.8%
36,000	Millicom International Cellular SA, SDR	2,471,665	2,191,308
3,000	United States Cellular Corp.†	116,970	117,810

		2,588,635	2,309,118

	TOTAL COMMON STOCKS	91,649,149	92,972,929

	PREFERRED STOCKS — 0.5%
	Financial Services — 0.3%
18,200	The Phoenix Companies Inc., 7.450%	333,127	344,144

	Health Care — 0.2%
15,000	AdCare Health Systems Inc., 10.875%, Ser. A	316,382	303,150

	TOTAL PREFERRED STOCKS	649,509	647,294

	RIGHTS — 0.0%
	Health Care — 0.0%
12,000	Dyax Corp., CVR†	0	13,320

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 27.8%
$36,105,000	U.S. Treasury Bills,
	0.140% to 0.511%††,
	07/14/16 to 12/29/16	36,064,753	36,072,560

TOTAL INVESTMENTS — 100.0%		$ 128,363,411	129,706,103

Other Assets and Liabilities (Net)			(30,815,173)

NET ASSETS — COMMON STOCK
(8,011,388 common shares outstanding)			$98,890,930

NET ASSET VALUE PER COMMON SHARE
($98,890,930 ÷ 8,011,388 shares outstanding)			$12.34

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
United States	65.4%	$ 84,824,843
Europe	23.0	29,810,956
Japan	4.4	5,760,711
Canada	4.2	5,457,038
Latin America	2.2	2,876,402
Asia/Pacific	0.8	976,153
Total Investments	100.0%	$129,706,103

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $128,363,411)	$129,706,103
Foreign currency, at value (cost $204,513)	204,570
Cash	2,026
Dividends and interest receivable	139,697
Deferred offering expense	16,973
Prepaid expenses	1,823
Receivable for custody fees reimbursement	18,248

Total Assets	130,089,440

Liabilities:
Distributions payable	18,167
Payable for Fund shares repurchased	46,892
Payable for investments purchased	644,596
Payable for preferred offering expense	265,852
Payable for investment advisory fees	106,040
Payable for payroll expenses	34,282
Payable for accounting fees	11,250
Other accrued expenses	71,431

Total Liabilities	1,198,510

Cumulative Preferred Shares, $0.001 par value:
Series A Preferred Shares (5.450%, $25 liquidation value, 1,480,000 shares authorized with 1,200,000 shares issued and outstanding)	30,000,000

Net Assets
(applicable to 8,011,388 shares outstanding)	$98,890,930

Net Assets Consist of:
Paid-in capital	$94,913,532
Accumulated net investment income	743,585
Accumulated net realized gain on investments and foreign currency transactions	1,892,296
Net unrealized appreciation on investments	1,342,692
Net unrealized depreciation on foreign currency translations	(1,175)

Net Assets	$98,890,930

Net Asset Value per Common Share:
($98,890,930 ÷ 8,011,388 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$12.34

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $115,600)	$1,751,315
Interest	36,209
Other income*	18,248

Total Income	1,805,772

Expenses:
Investment advisory fees	528,628
Shareholder communications expenses	109,517
Payroll expenses	52,737
Legal and audit fees	23,898
Accounting fees	22,500
Trustees’ fees	22,191
Custodian fees	18,806
Shareholder services fees	5,157
Interest expense	194
Miscellaneous expenses	19,699

Total Expenses	803,327

Less:
Expenses paid indirectly by broker (See Note 3)	(905)

Net Expenses	802,422

Net Investment Income	1,003,350

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,208,124
Net realized loss on foreign currency transactions	(28,687)

Net realized gain on investments and foreign currency transactions	1,179,437

Net change in unrealized appreciation/ depreciation:
on investments	174,963
on foreign currency translations	1,105

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	176,068

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,355,505

Net Increase in Net Assets Resulting from Operations	2,358,855

Total Distributions to Preferred Shareholders	(231,625)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$2,127,230

*	The Fund received a one time reimbursement of custody expenses paid in prior years.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Changes in Net Assets

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations:
Net investment income/(loss)	$1,003,350	$(139,796)
Net realized gain on investments and foreign currency transactions	1,179,437	848,426
Net change in unrealized appreciation on investments and foreign currency translations	176,068	1,872,901

Net Increase in Net Assets Resulting from Operations	2,358,855	2,581,531

Distributions to Preferred Shareholders:
Net investment income	(231,625)*	—

Total Distributions to Preferred Shareholders	(231,625)	—

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	2,127,230	2,581,531

Fund Share Transactions:
Net decrease from repurchase of common shares	(1,137,592)	(1,299,995)
Net decrease from costs charged to repurchase of common shares	(750)	(1,200)
Offering costs for preferred shares charged to paid-in capital	(1,235,000)	—

Net Decrease in Net Assets from Fund Share Transactions	(2,373,342)	(1,301,195)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(246,112)	1,280,336

Net Assets Attributable to Common Shareholders:
Beginning of period	99,137,042	97,856,706

End of period (including undistributed net investment income of $743,585 and $0, respectively)	$98,890,930	$99,137,042

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Period Ended December 31, 2014(a)
Operating Performance:
Net asset value, beginning of period	$ 12.20		$ 11.86		$ 12.00
Net investment income/(loss)	0.29		(0.02	)(b)	(0.07)
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	1.06		0.34		(0.07)
Total from investment operations	1.35		0.32		(0.14)
Distributions to Preferred Shareholders: *
Net investment income	(0.20	)**	—		—
Total distributions to preferred shareholders	(0.20)		—		—
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	1.15		0.32		(0.14)
Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.02		0.02		0.00(c)
Decrease in net asset value from costs charged to repurchase of common shares	(0.00	)(c)	(0.00	)(c)	—
Offering costs for preferred shares charged to paid-in capital	(1.03)		—		—
Total fund share transactions	(1.01)		0.02		0.00	(c)
Net Asset Value Attributable to Common Shareholders, End of Period	$ 12.34		$ 12.20		$ 11.86
NAV total return †	1.15%		2.87%		(1.17)%
Market value, end of period	$ 10.43		$ 10.40		$ 10.44
Investment total return ††	0.29%		(0.38)%		(13.00)%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$128,891		—		—
Net assets attributable to common shares, end of period (in 000’s)	$ 98,891		$ 99,137		$ 97,857
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	2.07	%(d)	(0.14)%		(1.12	)%(d)
Ratio of operating expenses to average net assets attributable to common shares	1.65	%(d)(e)	1.53	%(e)	1.58	%(d)
Ratio of operating expenses to average net assets including liquidation value of preferred shares	1.52	%(d)(e)	—		—
Portfolio turnover rate	49.9%		114.0%		20.0%
5.450% Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$ 30,000		—		—
Total shares outstanding (in 000’s)	1,200		—		—
Liquidation preference per share	$ 25.00		—		—
Average market value (f)	$ 25.28		—		—
Asset coverage per share	$ 107.41		—		—
Asset Coverage	430%		—		—

†	Based on net asset value per share. Total return for a period of less than one year is not annualized.
††	Based on market value per share. Total return for a period of less than one year is not annualized.
*	Calculated based upon average common shares outstanding on record dates throughout the period.
**	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	The Fund commenced investment operations on June 23, 2014.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2016 and the year ended December 31, 2015, there was no impact on the expense ratios.

(f)	Based on weekly prices.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Small and Mid Cap Value Trust (the “Fund”) is a diversified closed-end management investment company organized as a Delaware statutory trust on August 19, 2013 and registered under the 1940 Act. Investment operations commenced on June 23, 2014. The Fund had no operations prior to June 23, 2014, other than matters relating to its organization and registration as a closed-end management company under the 1940 Act, and the sale of 8,333 common shares for $100,000 on January 22, 2014 to The Gabelli Dividend & Income Trust (“the Trust”). On June 23, 2014, the Trust contributed $99,229,373 in cash in exchange for 8,269,115 shares of the Fund, and on the same date distributed such shares to the holders of record on June 16, 2014 at the rate of one common share of the Fund for every ten common shares of the Trust.

The Fund’s investment objective is to seek long term growth of capital. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities (such as common stock and preferred stock) of companies with small or medium sized market capitalizations (“small cap” and “mid cap” companies, respectively) and at least 40% of its total assets in the equity securities of companies located outside the U.S. and in at least three countries.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Aerospace	$2,179,934	—	$9,452	$2,189,386
Consumer Products	3,943,079	—	78,727	4,021,806
Other Industries (a)	86,761,737	—	—	86,761,737
Total Common Stocks	92,884,750	—	88,179	92,972,929
Preferred Stocks (a)	647,294	—	—	647,294
Rights (a)	—	—	13,320	13,320
U.S. Government Obligations	—	$36,072,560	—	36,072,560
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$93,532,044	$36,072,560	$101,499	$129,706,103

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of achieving additional return or of hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, protecting the value of its portfolio against uncertainty in the level of future currency exchange rates, or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. A Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no restricted securities as of June 30, 2016.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Distributions to shareholders of the Fund’s 5.45% Series A Cumulative Preferred Shares (“Series A Preferred”) are recorded on a daily basis and are determined as described in Note 5.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

As of December 31, 2015, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$1,143,457
Undistributed long term capital gains	240,936
Net unrealized appreciation on investments and foreign currency translations	561,116
Qualified late year loss deferral*	(95,341)

Total	$1,850,168

*

Under the current law, qualified late year losses realized after October 31 and prior to the Fund’s year end may be elected as occurring on the first day of the following year. For the year ended December 31, 2015, the Fund elected to defer $95,341 of late year long term capital losses.

The Fund is permitted to carry capital loss forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2016:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$128,982,929	$9,371,097	$(8,647,923)	$723,174

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2016, the Fund did not incur any income tax, interest, or penalty. As of June 30, 2016, the Adviser has reviewed the open tax year and concluded that there was no tax impact to the Fund’s net assets or results of operations. The Fund’s current federal and state tax returns will remain open for three fiscal years, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2016, the Fund paid brokerage commissions on security trades of $37,139 to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2016, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during the six months ended June 30, 2016 was $905.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement During the six months ended June 30, 2016, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

from affiliates of the Adviser). During the six months ended June 30, 2016, the Fund paid or accrued $52,737 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $2,000, the Proxy Voting Committee Chairman receives an annual fee of $1,000, the Nominating Committee Chairman and the Lead Trustee each receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2016, other than short term securities and U.S. Government obligations, aggregated $53,744,162, and $42,224,864, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2016, the Fund repurchased and retired 111,647 of its common shares at a cost of $1,137,592 and an average discount of 15.77% from its net asset value. During the year ended December 31, 2015, the Fund repurchased and retired 127,301 of its common shares at a cost of $1,299,995 and an average discount of 14.26% from its net asset value.

Transactions in common shares were as follows:

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Decrease from repurchase of common shares	(111,647)	$(1,137,592)	(127,301)	$(1,299,995)

The Fund filed a $100 million shelf offering with the SEC which went effective March 24, 2016. The shelf offering gave the Fund the ability to offer additional common and preferred shares.

On May 10, 2016, the Fund received $28,765,000 (after underwriting discounts of $945,000 and estimated offering expenses of $290,000) from the public offering of 1,200,000 shares of 5.450% Series A Preferred Shares (“Series A Preferred”). Commencing May 10, 2021 and at any time thereafter, the Fund, at its option, may redeem the Series A Preferred in whole or in part at the redemption price plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares. In addition, the Board has authorized the repurchase of Series A Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2016, the Fund did not repurchase any of the Series A Preferred. At June 30, 2016, 1,200,000 Series A Preferred were outstanding and accrued dividends amounted to $18,167.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of 1,480,000 shares of $0.001 par value Cumulative Preferred Shares (“Preferred Shares”). The Preferred Shares are senior to the common shares

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at redemption prices of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 9, 2016 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 9, 2016 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common shareholders elected Kevin V. Dreyer, Kuni Nakamura, and Salvatore J. Zizza as Trustees of the Fund. A total of 7,348,423 votes, 7,230,734 votes, and 7,226,896 votes were cast in favor of these Trustees, and a total of 98,521 votes, 216,210 votes, and 220,048 votes were withheld for these Trustees, respectively.

Mario J. Gabelli, CFA, Anthony J. Colavita, James P. Conn, and Frank J. Fahrenkopf, Jr. continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGZX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

KevinV.Dreyer

Managing Director,

GAMCO Investors, Inc.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Wayne C. Pinsent, CFA

Vice President & Ombudsman

Camillo Schmidt-Chiari

Assistant Vice President &

Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GGZ Q2/2016

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/16 through 01/31/16	Common - 23,824 Preferred - N/A	Common - $9.6401 Preferred - N/A	Common - 23,824 Preferred - N/A	Common - 8,123,035 - 23,824 = 8,099,211 Preferred - N/A
Month #2 02/01/16 through 02/29/16	Common - 13,260 Preferred - N/A	Common - $9.6392 Preferred - N/A	Common - 13,260 Preferred - N/A	Common - 8,099,211 - 13,260 = 8,085,951 Preferred - N/A
Month #3 03/01/16 through 03/31/16	Common - 18,096 Preferred - N/A	Common - $10.3410 Preferred - N/A	Common - 18,096 Preferred - N/A	Common - 8,085,951 - 18,096 = 8,067,855 Preferred - N/A
Month #4 04/01/16 through 04/30/16	Common - 10,412 Preferred - N/A	Common - $10.4139 Preferred - N/A	Common - 10,412 Preferred - N/A	Common - 8,067,855 - 10,412 = 8,057,443 Preferred - N/A
Month #5 05/01/16 through 05/31/16	Common - 15,221 Preferred - N/A	Common - $10.4141 Preferred - N/A	Common - 15,221 Preferred - N/A	Common - 8,057,443 - 15,221 = 8,042,222 Preferred - 1,200,000
Month #6 06/01/16 through 06/30/16	Common - 30,834 Preferred - N/A	Common - $10.5104 Preferred - N/A	Common - 30,834 Preferred - N/A	Common - 8,042,222 - 30,834 = 8,011,388 Preferred - 1,200,000
Total	Common - 111,647 Preferred - N/A	Common - $10.1282 Preferred - N/A	Common - 111,647 Preferred - N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Small and Mid Cap Value Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/01/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/01/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/01/2016

* Print the name and title of each signing officer under his or her signature.